Offerings - Offering: 1	Jun. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	2,688,238
Proposed Maximum Offering Price per Unit	6.39
Maximum Aggregate Offering Price	$ 17,177,840.82
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,372.26
Offering Note

(1)

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the Registrant’s common stock, $0.0001 par value per share (“Common Stock”) that may become issuable under the terms of the Alta Equipment Group Inc. 2020 Omnibus Incentive Plan, as Amended, by reason of any share split, share dividend, recapitalization or other similar transaction effected without the Company’s receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock.

(2)

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based on the average of the high and low sales prices of the Common Stock on the New York Stock Exchange on June 3, 2026.

(3)	The Registrant does not have any fee offsets to claim.